Interim Condensed Consolidated Balance Sheet (Parenthetical) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Common Stock, Shares Authorized | shares	500,000,000	500,000,000
Common Stock, Shares, Issued | shares	338,370,624	337,969,926
Common Stock, Shares, Outstanding | shares	338,370,624	337,969,926
Short term bank borrowings	¥ 99,600	¥ 66,100
Operating lease liabilities, current	19,280	17,527
Current portion of long term debt	2,684	2,376
Operating lease liabilities, noncurrent	7,547	14,830
Long term borrowings net of current portion	52,962	54,349
Variable Interest Entity, Primary Beneficiary [Member]
Accounts Payable and Accrued Liabilities, Current	51,633	35,685
Operating lease liabilities, current	3,125	4,367
Operating lease liabilities, noncurrent	0	730
Variable Interest Entity, Primary Beneficiary [Member] | Nonrecourse [Member]
Short term bank borrowings	99,600	66,100
Current portion of long term debt	2,684	2,376
Long term borrowings net of current portion	¥ 52,962	¥ 54,349